Other Comprehensive Income - Rollforward (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Balance			$ (489,244)	$ (482,719)
Other comprehensive income (loss) before reclassifications	(122,460)	(64,797)
AOCI reclassifications	17,851	10,208
Other comprehensive income loss net of taxes	(104,609)	(54,589)
Ending Balance OCI	(593,853)	(537,308)
Accumulated Net Gain Loss From Designated Or Qualifying Cash Flow Hedges [Member]
Balance			(138,341)	(136,221)
Other comprehensive income (loss) before reclassifications	4,902	(17,181)
AOCI reclassifications	9,974	4,892
Other comprehensive income loss net of taxes	14,876	(12,289)
Ending Balance OCI	(123,465)	(148,510)
Accumulate benefit plans adjustment [Member]
Balance			(179,423)	(111,215)
AOCI reclassifications	7,877	5,316
Other comprehensive income loss net of taxes	7,877	5,316
Ending Balance OCI	(171,546)	(105,899)
Accumulated translation adjustments (Domain) [Member]
Balance			(174,349)	(238,331)
Other comprehensive income (loss) before reclassifications	(125,044)	(47,702)
Other comprehensive income loss net of taxes	(125,044)	(47,702)
Ending Balance OCI	(299,393)	(286,033)
Total, before non-controlling interests
Balance			(492,113)	(485,767)
Other comprehensive income (loss) before reclassifications	(120,142)	(64,883)
AOCI reclassifications	17,851	10,208
Other comprehensive income loss net of taxes	(102,291)	(54,675)
Ending Balance OCI	(594,404)	(540,442)
Noncontrolling interests not subject to put provisions [Member]
Balance			2,869	3,048
Other comprehensive income (loss) before reclassifications	(2,318)	86
Other comprehensive income loss net of taxes	(2,318)	86
Ending Balance OCI	$ 551	$ 3,134